ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS	12 Months Ended
Jun. 30, 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS

NOTE 17. ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS

In May and June 2020, the Company consummated two offerings. In connection with the offering, the Company issued to the investors warrants to purchase an aggregate of 911,112 Class A ordinary shares at an exercise price of $2.25 per Class A ordinary share, which was amended to $1.25 per Class A ordinary share on the second offering on June 30, 2020. These warrants are exercisable at any time, and from time to time, in whole or in part, commencing on May 26, 2020 and expire on November 25, 2025. The fair value of these warrants, using the Black-Scholes option pricing model, on the date of issuance was $1,689,389. Variables used in the option-pricing model include (1) risk-free interest rate at the date of grant (0.40%), (2) expected warrant life of 5.5 years, (3) expected volatility of 99.50%, and (4) expected dividend yield of 0. As of June 30, 2021, all warrants were exercised and all the underlying shares were issued.

In June 2020, the Company issued to the investors warrants to purchase an aggregate of 1,680,000 Class A ordinary shares at an exercise price of $1.25 per Class A ordinary share. These warrants are exercisable at any time, and from time to time, in whole or in part, commencing on June 30, 2020 and expire on December 30, 2025. The fair value of these warrants, using the Black-Scholes option pricing model, on the date of issuance was $1,639,333. Variables used in the option-pricing model include (1) risk-free interest rate at the date of grant (0.35%), (2) expected warrant life of 5.5 years, (3) expected volatility of 104.26%, and (4) expected dividend yield of 0. As of June 30, 2021, all warrants were exercised.

In June 2021, the Company issued to some institutional investors warrants to purchase an aggregate of up to 8,814,102 Class A Ordinary Shares. (the “Warrant 2021”) The warrants are subject to deemed-liquidation redemption features and are therefore classified as a liability in accordance with FASB ASC 480. Warrant liability is classified as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities. The warrant liability is re-valued at each reporting period with the change in fair value recorded through earnings. The Company established the initial fair value of the warrants at $34,860,000. During the year ended June 30, 2023, the exercise price of warrants to purchase an aggregate of up to 7,950,769 Class A Ordinary Shares was adjusted to $0.80, and the exercise price of the remaining warrants to purchase an aggregate of up to 863,333 Class A Ordinary Shares remained at $6.24. As of June 30, 2022 and 2023, the fair value of the warrant liability of the Warrant 2021 was $2,490,000 and $1,930,000 (¥13,995,009). During the years ended June 30, 2022 and 2023, there was change in fair value of warrant liability in an aggregate amount of $27,030,000 and $560,000, respectively.

The key inputs into the Black-Scholes model were as follows at their measurement dates:

	June 30,		June 30,
Input	2023		2022
Number of warrants	863,333	$7,950,769	$8,814,102
Share price	0.34	$0.34	$0.66
Risk-free interest rate	4.41%	4.41%	3.00%
Volatility	127%	127%	109%
Exercise price	6.24	0.80	6.24
Warrant life	3.47 years	3.47 years	4.46 years

On March 15, 2023, the Company issued to some institutional investors warrants to purchase an aggregate of up to 10,002,500 Class A Ordinary Shares. (the “Warrant 2023”) The warrants are subject to deemed-liquidation redemption features and are therefore classified as a liability in accordance with FASB ASC 480. Warrant liability is classified as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities. The warrant liability is re-valued at each reporting period with the change in fair value recorded through earnings. The Company established the initial fair value of the warrants at $2,750,000. As of June 30, 2023, the fair value of the warrant liability of the Warrant 2023 was $2,430,000 (¥17,620,659). During the years ended June 30, 2023, there was change in fair value of warrant liability in an aggregate amount of $320,000, respectively.

The key inputs into the Black-Scholes model were as follows at their measurement dates:

		March 15, 2023
	June 30,	(Initial
Input	2023	measurement)
Number of warrants	10,002,500	$10,002,500
Share price	0.34	$0.37
Risk-free interest rate	3.59%	3.58%
Volatility	110%	110%
Exercise price	0.8	0.8
Warrant life	5.22 years	5.50 years

The following table presents information about the Company’s warrants that were measured at fair value on a recurring basis as of June 30, 2022 and 2023, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

		Quoted Prices In	Significant Other	Significant Other
	June 30,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2022	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability	$2,490,000	$—	$—	$2,490,000

		Quoted Prices In	Significant Other	Significant Other
	June 30,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2023	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability	$4,360,000	$—	$—	$4,360,000

The following table summarizes the Company’s Warrants activities and status of Warrants as of June 30, 2023:

		Weighted	Average
		Average	Remaining
		Exercise Price	Period
Warrants	Warrants	Per Share	(Years)
Outstanding as of June 30, 2021	8,814,102	$6.24	5.46
Issued	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of June 30, 2022	8,814,102	$6.24	4.46
Issued	10,002,500	0.80	5.50
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of June 30 2023	18,816,602	$1.05	4.40